LABOR AND SOCIAL SECURITY LIABILITIES (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Liabilities arising from its operational activities, Labor Provisions	$ 4,363	$ 3,581
Vacation Provision [Member]
Liabilities arising from its operational activities, Labor Provisions	4,363	3,581
13? Salaries Provision [Member]
Liabilities arising from its operational activities, Labor Provisions	$ 0	$ 0